Note 6 - Related Party Transactions (Details Textual) - 6 months ended Jun. 30, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Short-term Debt, Total	$ 32	¥ 230